SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Property, plant and equipment additions in accounts payable and accrued liabilities	$ 19,469	$ 108,743	$ 0
Intangible asset additions in accounts payable and accrued liabilities	0	92,062	0
Deposit applied to intangible assets	0	60,462	0
Interest paid	3,169	10,193	9,054
Income taxes paid	$ 191,731	$ 57,611	$ 342,000